Leases (Details) - Schedule of Future Minimum Payments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments [Abstract]
2024	$ 788
2025	510
2026	2
Total lease payments	1,300
Less: imputed interest	(48)
Total operating lease liabilities	$ 1,252	$ 315